Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 1	$ 2.30
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 2	$ 2.14
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 3	0.85%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 4	0.69%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 5	0.00%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 6	0.00%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 7	73.00%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 8	67.00%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 9	3.86
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 10	3.86